Note 36 Other operating income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 157	€ 184
Other operating income	153	149
Miscellaneous other operating income	€ 310	€ 333